Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 26, 2020
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 26, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Jun. 30, 2020
MainStay Defensive ETF Allocation Fund | Class A
Prospectus:
Trading Symbol	MDNAX
MainStay Defensive ETF Allocation Fund | Class C
Prospectus:
Trading Symbol	MDNCX
MainStay Defensive ETF Allocation Fund | Class I
Prospectus:
Trading Symbol	MDNIX
MainStay Defensive ETF Allocation Fund | Class R3
Prospectus:
Trading Symbol	MDNRX
MainStay Conservative ETF Allocation Fund | Class A
Prospectus:
Trading Symbol	MNEAX
MainStay Conservative ETF Allocation Fund | Class I
Prospectus:
Trading Symbol	MNELX
MainStay Conservative ETF Allocation Fund | Class C
Prospectus:
Trading Symbol	MNEKX
MainStay Conservative ETF Allocation Fund | Class R3
Prospectus:
Trading Symbol	MNERX
MainStay Moderate ETF Allocation Fund | Class A
Prospectus:
Trading Symbol	MDAAX
MainStay Moderate ETF Allocation Fund | Class R3
Prospectus:
Trading Symbol	MDARX
MainStay Moderate ETF Allocation Fund | Class I
Prospectus:
Trading Symbol	MDAIX
MainStay Moderate ETF Allocation Fund | Class C
Prospectus:
Trading Symbol	MDAKX
MainStay Growth ETF Allocation Fund | Class R3
Prospectus:
Trading Symbol	MOERX
MainStay Growth ETF Allocation Fund | Class I
Prospectus:
Trading Symbol	MOEIX
MainStay Growth ETF Allocation Fund | Class C
Prospectus:
Trading Symbol	MOECX
MainStay Growth ETF Allocation Fund | Class A
Prospectus:
Trading Symbol	MOEAX
MainStay Equity ETF Allocation Fund | Class I
Prospectus:
Trading Symbol	MWFIX
MainStay Equity ETF Allocation Fund | Class C
Prospectus:
Trading Symbol	MWFCX
MainStay Equity ETF Allocation Fund | Class A
Prospectus:
Trading Symbol	MWFAX
MainStay Equity ETF Allocation Fund | Class R3
Prospectus:
Trading Symbol	MWFQX